Personnel expenses - Summary of Personnel Expense (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Classes of employee benefits expense [abstract]
Wages and salaries	€ 1,233	€ 860	€ 694
Social costs and payroll taxes	85	85	265
Contributions to retirement plans	51	40	32
Share-based compensation	381	223	176
Other employee benefits	150	124	97
Total	€ 1,900	€ 1,332	€ 1,264
Average full-time employees | employee	8,359	6,617	5,584